Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.(1)	1,223	$ 113,947
Curtiss-Wright Corp.	435	57,446
HEICO Corp.	927	121,548
Hexcel Corp.	1,894	99,075
Woodward, Inc.	423	39,124
		$ 431,140
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	287	$ 29,093
Expeditors International of Washington, Inc.	2,716	264,701
GXO Logistics, Inc.(1)	1,389	60,102
United Parcel Service, Inc., Class B	7,364	1,344,225
		$1,698,121
Airlines — 0.2%
American Airlines Group, Inc.(1)	1,545	$19,591
Delta Air Lines, Inc.(1)	10,078	291,960
Southwest Airlines Co.(1)	9,254	334,254
		$645,805
Auto Components — 0.2%
Aptiv PLC(1)	4,232	$376,944
Gentex Corp.	2,843	79,519
Lear Corp.	169	21,275
		$477,738
Automobiles — 2.7%
Tesla, Inc.(1)	12,462	$8,392,160
		$8,392,160
Banks — 0.1%
Commerce Bancshares, Inc.	250	$16,413
First Financial Bankshares, Inc.	1,241	48,734
First Republic Bank	887	127,905
ServisFirst Bancshares, Inc.	300	23,676
SVB Financial Group(1)	581	229,489
		$446,217
Beverages — 1.4%
Coca-Cola Co. (The)	41,226	$2,593,527
Coca-Cola Consolidated, Inc.	61	34,398
PepsiCo, Inc.	10,615	1,769,096
		$4,397,021
Security	Shares	Value
Biotechnology — 4.0%
AbbVie, Inc.	23,707	$ 3,630,964
Alkermes PLC(1)	1,137	33,871
Alnylam Pharmaceuticals, Inc.(1)	2,226	324,662
Amgen, Inc.	8,874	2,159,044
Biogen, Inc.(1)	1,876	382,591
BioMarin Pharmaceutical, Inc.(1)	3,388	280,764
Exact Sciences Corp.(1)(2)	2,877	113,325
Exelixis, Inc.(1)	5,579	116,155
Gilead Sciences, Inc.	8,002	494,604
Halozyme Therapeutics, Inc.(1)	2,770	121,880
Horizon Therapeutics PLC(1)	4,163	332,041
Incyte Corp.(1)	3,445	261,717
Ionis Pharmaceuticals, Inc.(1)	1,475	54,605
Moderna, Inc.(1)	5,238	748,248
Neurocrine Biosciences, Inc.(1)	1,649	160,745
Regeneron Pharmaceuticals, Inc.(1)	1,926	1,138,516
Sarepta Therapeutics, Inc.(1)	1,014	76,009
Seagen, Inc.(1)	2,490	440,581
United Therapeutics Corp.(1)	491	115,699
Vertex Pharmaceuticals, Inc.(1)	4,657	1,312,296
		$12,298,317
Building Products — 0.6%
Advanced Drainage Systems, Inc.	1,188	$107,003
Allegion PLC	1,719	168,290
Carlisle Cos., Inc.	1,835	437,849
Carrier Global Corp.	1,877	66,934
Fortune Brands Home & Security, Inc.	417	24,970
Johnson Controls International PLC	5,158	246,965
Lennox International, Inc.	722	149,158
Masco Corp.	3,483	176,240
Simpson Manufacturing Co., Inc.	748	75,256
Trane Technologies PLC	1,801	233,896
Trex Co., Inc.(1)	1,770	96,324
UFP Industries, Inc.	250	17,035
		$1,799,920
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	25	$2,915
Ameriprise Financial, Inc.	126	29,948
Ares Management Corp., Class A	2,353	133,792
BlackRock, Inc.	415	252,752
Blackstone, Inc.	10,729	978,807
Cboe Global Markets, Inc.	1,425	161,296
Charles Schwab Corp. (The)	12,058	761,824
CME Group, Inc.	190	38,893

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Coinbase Global, Inc., Class A(1)	2,534	$ 119,149
FactSet Research Systems, Inc.	639	245,740
Houlihan Lokey, Inc.	843	66,538
Interactive Brokers Group, Inc., Class A	500	27,505
Intercontinental Exchange, Inc.	2,277	214,129
KKR & Co., Inc.	6,812	315,327
LPL Financial Holdings, Inc.	1,250	230,600
MarketAxess Holdings, Inc.	628	160,774
Moody's Corp.	2,681	729,152
Morningstar, Inc.	417	100,843
MSCI, Inc.	1,306	538,268
Nasdaq, Inc.	1,160	176,946
Raymond James Financial, Inc.	294	26,287
S&P Global, Inc.	5,573	1,878,435
SEI Investments Co.	1,517	81,948
T. Rowe Price Group, Inc.	1,636	185,866
Tradeweb Markets, Inc., Class A	1,442	98,416
		$7,556,150
Chemicals — 1.1%
Air Products & Chemicals, Inc.	2,021	$486,010
Ashland Global Holdings, Inc.	500	51,525
Avient Corp.	500	20,040
Axalta Coating Systems, Ltd.(1)	1,784	39,444
Cabot Corp.	903	57,603
Celanese Corp.	543	63,862
Eastman Chemical Co.	130	11,670
Ecolab, Inc.	3,413	524,783
FMC Corp.	1,547	165,545
International Flavors & Fragrances, Inc.	2,858	340,445
Livent Corp.(1)	2,796	63,441
Mosaic Co. (The)	1,736	81,991
PPG Industries, Inc.	2,959	338,332
Sherwin-Williams Co. (The)	4,931	1,104,100
		$3,348,791
Commercial Services & Supplies — 0.8%
Cintas Corp.	1,308	$488,577
Clean Harbors, Inc.(1)	405	35,506
Copart, Inc.(1)	3,564	387,264
IAA, Inc.(1)	2,136	69,997
MSA Safety, Inc.	769	93,103
Republic Services, Inc.	2,194	287,129
Stericycle, Inc.(1)	435	19,075
Tetra Tech, Inc.	815	111,288
Security	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	5,504	$ 842,002
		$ 2,333,941
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	3,811	$ 357,243
Ciena Corp.(1)	1,745	79,746
Cisco Systems, Inc.	16,226	691,877
F5, Inc.(1)	913	139,725
Juniper Networks, Inc.	2,062	58,767
Lumentum Holdings, Inc.(1)	897	71,240
Motorola Solutions, Inc.	2,658	557,117
		$1,955,715
Construction & Engineering — 0.1%
AECOM	1,070	$69,785
MasTec, Inc.(1)	276	19,778
Quanta Services, Inc.	2,191	274,620
Valmont Industries, Inc.	333	74,802
		$438,985
Construction Materials — 0.2%
Vulcan Materials Co.	4,408	$626,377
		$626,377
Consumer Finance — 0.2%
American Express Co.	2,863	$396,869
Credit Acceptance Corp.(1)(2)	94	44,501
SLM Corp.	1,000	15,940
Upstart Holdings, Inc.(1)(2)	1,000	31,620
		$488,930
Containers & Packaging — 0.3%
AptarGroup, Inc.	674	$69,564
Avery Dennison Corp.	1,224	198,129
Ball Corp.	3,366	231,480
Crown Holdings, Inc.	1,669	153,832
Graphic Packaging Holding Co.	3,219	65,989
Packaging Corp. of America	472	64,900
Sonoco Products Co.	54	3,080
		$786,974
Distributors — 0.1%
Genuine Parts Co.	120	$15,960
LKQ Corp.	610	29,945
Pool Corp.	618	217,060
		$262,965

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services — 0.1%
ADT, Inc.	276	$ 1,697
Bright Horizons Family Solutions, Inc.(1)	1,017	85,957
H&R Block, Inc.	2,276	80,388
Service Corp. International	710	49,075
Terminix Global Holdings, Inc.(1)	850	34,553
		$ 251,670
Diversified Telecommunication Services — 0.0%(3)
Iridium Communications, Inc.(1)	841	$ 31,588
		$31,588
Electric Utilities — 0.9%
Alliant Energy Corp.	500	$29,305
Eversource Energy	250	21,117
NextEra Energy, Inc.	33,524	2,596,769
Xcel Energy, Inc.	739	52,292
		$2,699,483
Electrical Equipment — 0.7%
Acuity Brands, Inc.	239	$36,816
AMETEK, Inc.	3,719	408,681
Atkore, Inc.(1)	672	55,783
Eaton Corp. PLC	2,547	320,897
Emerson Electric Co.	4,306	342,499
Generac Holdings, Inc.(1)	1,319	277,755
Hubbell, Inc.	205	36,609
nVent Electric PLC	760	23,811
Regal Rexnord Corp.	191	21,682
Rockwell Automation, Inc.	2,414	481,134
Sensata Technologies Holding PLC	1,614	66,674
Sunrun, Inc.(1)	180	4,205
Vertiv Holdings Co.	5,961	48,999
		$2,125,545
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	11,694	$752,860
Coherent, Inc.(1)	201	53,510
Corning, Inc.	5,269	166,026
II-VI, Inc.(1)(2)	2,446	124,624
IPG Photonics Corp.(1)	167	15,720
Keysight Technologies, Inc.(1)	3,711	511,561
Littelfuse, Inc.	388	98,567
National Instruments Corp.	1,197	37,382
Novanta, Inc.(1)	706	85,617
Rogers Corp.(1)	223	58,446
Teledyne Technologies, Inc.(1)	823	308,716
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(1)	5,219	$ 303,902
Zebra Technologies Corp., Class A(1)	868	255,149
		$ 2,772,080
Energy Equipment & Services — 0.2%
Baker Hughes Co.	26,215	$ 756,827
		$ 756,827
Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A(1)(2)	2,430	$ 32,926
Electronic Arts, Inc.	4,235	515,188
Liberty Media Corp.-Liberty Formula One, Class A(1)	36	2,087
Live Nation Entertainment, Inc.(1)	371	30,637
Netflix, Inc.(1)	6,933	1,212,374
Roku, Inc.(1)	1,958	160,830
Take-Two Interactive Software, Inc.(1)	2,310	283,044
Walt Disney Co. (The)(1)	29,482	2,783,101
Warner Music Group Corp., Class A	1,813	44,165
		$5,064,352
Food & Staples Retailing — 0.9%
BJ's Wholesale Club Holdings, Inc.(1)	250	$15,580
Casey's General Stores, Inc.	141	26,082
Costco Wholesale Corp.	3,342	1,601,754
Performance Food Group Co.(1)	4,007	184,242
Sysco Corp.	5,182	438,967
US Foods Holding Corp.(1)	1,984	60,869
Walmart, Inc.	2,467	299,938
		$2,627,432
Food Products — 0.8%
Darling Ingredients, Inc.(1)	4,169	$249,306
Flowers Foods, Inc.	1,000	26,320
General Mills, Inc.	2,470	186,362
Hershey Co. (The)	3,470	746,605
Hormel Foods Corp.	3,500	165,760
Lamb Weston Holdings, Inc.	3,677	262,758
McCormick & Co., Inc.	4,145	345,071
Mondelez International, Inc., Class A	8,954	555,954
		$2,538,136
Gas Utilities — 0.0%(3)
New Jersey Resources Corp.	500	$22,265
		$22,265

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 4.6%
Abbott Laboratories	25,027	$ 2,719,184
ABIOMED, Inc.(1)	868	214,839
Align Technology, Inc.(1)	1,372	324,711
Baxter International, Inc.	8,553	549,359
Becton, Dickinson and Co.	3,760	926,953
Boston Scientific Corp.(1)	25,928	966,337
Cooper Cos., Inc. (The)	914	286,192
DENTSPLY SIRONA, Inc.	550	19,651
DexCom, Inc.(1)	7,140	532,144
Edwards Lifesciences Corp.(1)	11,273	1,071,950
Envista Holdings Corp.(1)	233	8,980
Globus Medical, Inc., Class A(1)	1,213	68,098
Hologic, Inc.(1)	4,578	317,255
ICU Medical, Inc.(1)	310	50,961
IDEXX Laboratories, Inc.(1)	1,534	538,020
Insulet Corp.(1)	1,287	280,489
Integra LifeSciences Holdings Corp.(1)	1,421	76,777
Intuitive Surgical, Inc.(1)	6,527	1,310,034
iRhythm Technologies, Inc.(1)	250	27,007
Masimo Corp.(1)	853	111,461
Medtronic PLC	6,869	616,493
Novocure, Ltd.(1)	1,545	107,377
Omnicell, Inc.(1)	695	79,056
Penumbra, Inc.(1)	558	69,482
ResMed, Inc.	2,670	559,712
STERIS PLC	1,850	381,377
Stryker Corp.	6,421	1,277,330
Tandem Diabetes Care, Inc.(1)	983	58,184
Teleflex, Inc.	730	179,470
Zimmer Biomet Holdings, Inc.	3,876	407,213
		$14,136,096
Health Care Providers & Services — 0.7%
AMN Healthcare Services, Inc.(1)	482	$52,880
Anthem, Inc.	1,711	825,694
Chemed Corp.	294	138,001
DaVita, Inc.(1)	866	69,245
Encompass Health Corp.	400	22,420
Ensign Group, Inc. (The)	500	36,735
Guardant Health, Inc.(1)	1,726	69,627
HealthEquity, Inc.(1)	1,093	67,099
Henry Schein, Inc.(1)	544	41,747
Humana, Inc.	756	353,861
Laboratory Corp. of America Holdings	529	123,977
LHC Group, Inc.(1)	503	78,337
Molina Healthcare, Inc.(1)	754	210,826
Security	Shares	Value
Health Care Providers & Services (continued)
Option Care Health, Inc.(1)	1,000	$ 27,790
Quest Diagnostics, Inc.	250	33,245
R1 RCM, Inc.(1)	1,650	34,584
		$ 2,186,068
Health Care Technology — 0.2%
Change Healthcare, Inc.(1)	1,226	$ 28,272
Doximity, Inc., Class A(1)(2)	1,174	40,879
Teladoc Health, Inc.(1)(2)	2,749	91,294
Veeva Systems, Inc., Class A(1)	2,227	441,035
		$601,480
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(1)	5,610	$499,739
Aramark	2,204	67,508
Booking Holdings, Inc.(1)	642	1,122,852
Chipotle Mexican Grill, Inc.(1)	713	932,076
Choice Hotels International, Inc.	632	70,550
Darden Restaurants, Inc.	76	8,597
Domino's Pizza, Inc.	930	362,430
Expedia Group, Inc.(1)	2,445	231,859
Hilton Grand Vacations, Inc.(1)	600	21,438
Hilton Worldwide Holdings, Inc.	4,540	505,938
Hyatt Hotels Corp., Class A(1)	914	67,554
Marriott International, Inc., Class A	3,695	502,557
Marriott Vacations Worldwide Corp.	686	79,713
Planet Fitness, Inc., Class A(1)	1,231	83,720
Starbucks Corp.	17,220	1,315,436
Texas Roadhouse, Inc.	758	55,486
Travel + Leisure Co.	36	1,398
Vail Resorts, Inc.	583	127,123
Wyndham Hotels & Resorts, Inc.	479	31,480
Yum! Brands, Inc.	7,324	831,347
		$6,918,801
Household Durables — 0.1%
Helen of Troy, Ltd.(1)	373	$60,579
NVR, Inc.(1)	59	236,244
Tempur Sealy International, Inc.	2,854	60,990
TopBuild Corp.(1)	493	82,410
		$440,223
Household Products — 1.6%
Church & Dwight Co., Inc.	3,029	$280,667
Clorox Co. (The)	1,416	199,628
Colgate-Palmolive Co.	11,369	911,112

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	2,273	$ 307,196
Procter & Gamble Co. (The)	21,754	3,128,007
Reynolds Consumer Products, Inc.	1,000	27,270
		$ 4,853,880
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	2,955	$ 62,085
Brookfield Renewable Corp., Class A	873	31,087
Clearway Energy, Inc., Class C	1,294	45,083
Ormat Technologies, Inc.(2)	300	23,505
		$161,760
Industrial Conglomerates — 0.1%
3M Co.	1,957	$253,255
		$253,255
Insurance — 0.7%
Assurant, Inc.	150	$25,928
Brown & Brown, Inc.	3,188	185,988
Erie Indemnity Co., Class A	178	34,210
Kinsale Capital Group, Inc.	282	64,758
Marsh & McLennan Cos., Inc.	6,353	986,303
Primerica, Inc.	236	28,247
Progressive Corp. (The)	6,800	790,636
RenaissanceRe Holdings, Ltd.	533	83,345
RLI Corp.	416	48,501
Ryan Specialty Holdings, Inc.(1)	759	29,745
W.R. Berkley Corp.	402	27,441
		$2,305,102
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A(1)	8,100	$17,652,006
IAC/InterActiveCorp.(1)	716	54,394
Match Group, Inc.(1)	4,578	319,041
Pinterest, Inc., Class A(1)	9,204	167,145
Snap, Inc., Class A(1)	17,985	236,143
ZoomInfo Technologies, Inc., Class A(1)	5,233	173,945
		$18,602,674
Internet & Direct Marketing Retail — 4.6%
Amazon.com, Inc.(1)	125,790	$13,360,156
Chewy, Inc., Class A(1)(2)	1,490	51,733
eBay, Inc.	9,449	393,740
Etsy, Inc.(1)	2,058	150,666
Wayfair, Inc., Class A(1)	480	20,909
		$13,977,204
Security	Shares	Value
IT Services — 6.5%
Accenture PLC, Class A	9,985	$ 2,772,335
Akamai Technologies, Inc.(1)	2,557	233,531
Amdocs, Ltd.	812	67,648
Automatic Data Processing, Inc.	4,810	1,010,292
Block, Inc., Class A(1)	7,648	470,046
Broadridge Financial Solutions, Inc.	1,635	233,069
Cognizant Technology Solutions Corp., Class A	4,089	275,967
Concentrix Corp.	415	56,291
EPAM Systems, Inc.(1)	894	263,533
Euronet Worldwide, Inc.(1)	905	91,034
ExlService Holdings, Inc.(1)	430	63,352
Fidelity National Information Services, Inc.	9,620	881,865
Fiserv, Inc.(1)	9,637	857,404
Gartner, Inc.(1)	1,308	316,314
Genpact, Ltd.	1,816	76,926
International Business Machines Corp.	901	127,212
Jack Henry & Associates, Inc.	1,217	219,084
Mastercard, Inc., Class A	13,202	4,164,967
Okta, Inc.(1)	2,359	213,254
Paychex, Inc.	3,967	451,722
PayPal Holdings, Inc.(1)	18,312	1,278,910
SS&C Technologies Holdings, Inc.	2,976	172,816
Switch, Inc., Class A	2,109	70,652
Twilio, Inc., Class A(1)	2,829	237,099
VeriSign, Inc.(1)	1,571	262,875
Visa, Inc., Class A	24,871	4,896,851
WEX, Inc.(1)	721	112,159
		$19,877,208
Leisure Products — 0.0%(3)
Brunswick Corp.	200	$13,076
Hasbro, Inc.	945	77,376
Mattel, Inc.(1)	357	7,972
		$98,424
Life Sciences Tools & Services — 3.7%
10X Genomics, Inc., Class A(1)	1,383	$62,581
Agilent Technologies, Inc.	5,501	653,354
Avantor, Inc.(1)	11,155	346,920
Azenta, Inc.	677	48,812
Bio-Rad Laboratories, Inc., Class A(1)	404	199,980
Bio-Techne Corp.	725	251,314
Bruker Corp.	1,850	116,106
Charles River Laboratories International, Inc.(1)	946	202,416
Danaher Corp.	10,881	2,758,551
Illumina, Inc.(1)	2,769	510,493

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.(1)	3,451	$ 748,832
Medpace Holdings, Inc.(1)	574	85,911
Mettler-Toledo International, Inc.(1)	412	473,293
PerkinElmer, Inc.	2,285	324,973
Repligen Corp.(1)	1,033	167,759
Syneos Health, Inc.(1)	1,658	118,845
Thermo Fisher Scientific, Inc.	6,243	3,391,697
Waters Corp.(1)	1,110	367,388
West Pharmaceutical Services, Inc.	1,361	411,525
		$11,240,750
Machinery — 1.9%
Caterpillar, Inc.	3,155	$563,988
Chart Industries, Inc.(1)(2)	832	139,260
Cummins, Inc.	247	47,802
Deere & Co.	3,346	1,002,027
Donaldson Co., Inc.	1,543	74,280
Dover Corp.	1,611	195,447
Evoqua Water Technologies Corp.(1)	2,081	67,653
Flowserve Corp.	1,096	31,378
Fortive Corp.	3,316	180,324
Graco, Inc.	3,201	190,171
IDEX Corp.	1,322	240,115
Illinois Tool Works, Inc.	4,917	896,123
Ingersoll Rand, Inc.	1,381	58,112
ITT, Inc.	504	33,889
Lincoln Electric Holdings, Inc.	1,056	130,268
Middleby Corp. (The)(1)	507	63,558
Nordson Corp.	1,012	204,869
Otis Worldwide Corp.	8,754	618,645
Parker-Hannifin Corp.	1,426	350,867
Pentair PLC	1,874	85,773
RBC Bearings, Inc.(1)	668	123,547
Snap-on, Inc.	284	55,957
Toro Co. (The)	2,320	175,833
Watts Water Technologies, Inc., Class A	407	49,996
Westinghouse Air Brake Technologies Corp.	734	60,247
Xylem, Inc.	1,772	138,535
		$5,778,664
Media — 0.4%
Cable One, Inc.	57	$73,491
Charter Communications, Inc., Class A(1)	1,515	709,823
Liberty Broadband Corp., Class C(1)	2,418	279,618
New York Times Co. (The), Class A	1,505	41,989
Security	Shares	Value
Media (continued)
Sirius XM Holdings, Inc.(2)	13,353	$ 81,854
		$ 1,186,775
Multiline Retail — 0.3%
Dillard's, Inc., Class A(2)	100	$ 22,057
Dollar General Corp.	2,763	678,151
Target Corp.	1,530	216,082
		$ 916,290
Multi-Utilities — 0.2%
Ameren Corp.	250	$22,590
Sempra Energy	4,020	604,085
		$626,675
Oil, Gas & Consumable Fuels — 0.0%(3)
New Fortress Energy, Inc.(2)	1,729	$68,417
		$68,417
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	1,281	$67,137
		$67,137
Personal Products — 0.3%
Coty, Inc., Class A(1)	3,419	$27,386
Estee Lauder Cos., Inc. (The), Class A	3,457	880,394
Olaplex Holdings, Inc.(1)(2)	1,500	21,135
		$928,915
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	35,780	$2,755,060
Catalent, Inc.(1)	3,129	335,710
Elanco Animal Health, Inc.(1)	1,270	24,930
Eli Lilly & Co.	12,464	4,041,203
Jazz Pharmaceuticals PLC(1)	1,144	178,475
Merck & Co., Inc.	24,551	2,238,315
Organon & Co.	1,631	55,046
Pfizer, Inc.	52,604	2,758,028
Royalty Pharma PLC, Class A	6,796	285,704
Zoetis, Inc.	8,592	1,476,879
		$14,149,350
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	1,403	$126,775
CoStar Group, Inc.(1)	6,537	394,900
Dun & Bradstreet Holdings, Inc.(1)	644	9,679
Equifax, Inc.	2,033	371,592

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Exponent, Inc.	884	$ 80,860
FTI Consulting, Inc.(1)	538	97,297
Robert Half International, Inc.	1,162	87,022
TransUnion	3,227	258,128
TriNet Group, Inc.(1)	407	31,591
Verisk Analytics, Inc.	2,389	413,512
		$ 1,871,356
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,071	$152,446
Zillow Group, Inc., Class C(1)(2)	2,458	78,042
		$230,488
Road & Rail — 0.8%
Avis Budget Group, Inc.(1)	117	$17,208
J.B. Hunt Transport Services, Inc.	1,171	184,398
Landstar System, Inc.	515	74,891
Norfolk Southern Corp.	1,541	350,254
Old Dominion Freight Line, Inc.	1,538	394,159
Saia, Inc.(1)	426	80,088
Union Pacific Corp.	6,357	1,355,821
		$2,456,819
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.(1)	25,518	$1,951,361
Allegro MicroSystems, Inc.(1)	1,331	27,538
Analog Devices, Inc.	8,209	1,199,253
Applied Materials, Inc.	13,739	1,249,974
Broadcom, Inc.	6,186	3,005,221
Cirrus Logic, Inc.(1)	746	54,115
CMC Materials, Inc.	369	64,387
Enphase Energy, Inc.(1)	2,008	392,042
Entegris, Inc.	2,268	208,951
First Solar, Inc.(1)	500	34,065
KLA Corp.	2,366	754,943
Lam Research Corp.	2,194	934,973
Lattice Semiconductor Corp.(1)	1,876	90,986
Marvell Technology, Inc.	11,467	499,158
Microchip Technology, Inc.	8,679	504,076
Micron Technology, Inc.	533	29,464
MKS Instruments, Inc.	370	37,973
Monolithic Power Systems, Inc.	707	271,516
NVIDIA Corp.	35,884	5,439,656
ON Semiconductor Corp.(1)	6,835	343,869
Power Integrations, Inc.	763	57,233
Qorvo, Inc.(1)	1,731	163,268
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	17,686	$ 2,259,210
Semtech Corp.(1)	849	46,670
Silicon Laboratories, Inc.(1)	363	50,900
Skyworks Solutions, Inc.	2,596	240,493
SolarEdge Technologies, Inc.(1)	841	230,165
Synaptics, Inc.(1)	523	61,740
Teradyne, Inc.	2,589	231,845
Texas Instruments, Inc.	14,563	2,237,605
Universal Display Corp.	740	74,844
		$22,747,494
Software — 15.0%
Adobe, Inc.(1)	7,434	$2,721,290
Altair Engineering, Inc., Class A(1)	850	44,625
ANSYS, Inc.(1)	1,394	333,570
AppLovin Corp., Class A(1)(2)	1,467	50,524
Aspen Technology, Inc.(1)	403	74,023
Autodesk, Inc.(1)	3,455	594,122
Avalara, Inc.(1)	534	37,700
Bill.com Holdings, Inc.(1)	1,089	119,725
Black Knight, Inc.(1)	1,619	105,866
Blackline, Inc.(1)	887	59,074
Cadence Design Systems, Inc.(1)	4,338	650,830
Citrix Systems, Inc.	2,139	207,847
Clear Secure, Inc., Class A(1)(2)	1,000	20,000
Coupa Software, Inc.(1)	1,154	65,893
CrowdStrike Holdings, Inc., Class A(1)	3,291	554,731
DocuSign, Inc.(1)	3,312	190,043
Dolby Laboratories, Inc., Class A	667	47,731
Dropbox, Inc., Class A(1)	3,726	78,209
Dynatrace, Inc.(1)	3,295	129,955
Elastic NV(1)	454	30,722
Fair Isaac Corp.(1)	432	173,189
Five9, Inc.(1)	1,049	95,606
Guidewire Software, Inc.(1)	748	53,101
HubSpot, Inc.(1)	756	227,291
Intuit, Inc.	4,353	1,677,820
Manhattan Associates, Inc.(1)	924	105,890
Microsoft Corp.	102,511	26,327,900
NCR Corp.(1)	1,631	50,740
NortonLifeLock, Inc.	9,404	206,512
Oracle Corp.	24,108	1,684,426
Palo Alto Networks, Inc.(1)	1,548	764,619
Paycom Software, Inc.(1)	855	239,503
Paycor HCM, Inc.(1)	1,000	26,000
Paylocity Holding Corp.(1)	607	105,873
PTC, Inc.(1)	1,596	169,719

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Qualys, Inc.(1)	465	$ 58,655
Rapid7, Inc.(1)	970	64,796
RingCentral, Inc., Class A(1)	1,576	82,362
Roper Technologies, Inc.	1,395	550,537
SailPoint Technologies Holdings, Inc.(1)	1,233	77,284
Salesforce, Inc.(1)	15,186	2,506,297
ServiceNow, Inc.(1)	3,156	1,500,741
Smartsheet, Inc., Class A(1)	2,003	62,954
Splunk, Inc.(1)	411	36,357
Synopsys, Inc.(1)	2,419	734,650
Tenable Holdings, Inc.(1)	1,200	54,492
Trade Desk, Inc. (The), Class A(1)	7,042	294,989
Tyler Technologies, Inc.(1)	688	228,746
VMware, Inc., Class A	3,560	405,769
Vonage Holdings Corp.(1)	2,925	55,107
Workday, Inc., Class A(1)	3,147	439,258
Zendesk, Inc.(1)	1,810	134,067
Zoom Video Communications, Inc., Class A(1)	3,332	359,756
Zscaler, Inc.(1)	1,407	210,361
		$45,881,847
Specialty Retail — 3.0%
Advance Auto Parts, Inc.	320	$55,389
AutoZone, Inc.(1)	297	638,289
Burlington Stores, Inc.(1)	837	114,024
Carvana Co.(1)(2)	1,080	24,386
Five Below, Inc.(1)	754	85,526
Floor & Decor Holdings, Inc., Class A(1)	1,466	92,299
GameStop Corp., Class A(1)(2)	148	18,100
Home Depot, Inc. (The)	15,295	4,194,960
Lowe's Cos., Inc.	9,535	1,665,478
O'Reilly Automotive, Inc.(1)	977	617,230
RH(1)	219	46,485
Ross Stores, Inc.	3,033	213,008
TJX Cos., Inc. (The)	11,688	652,775
Tractor Supply Co.	1,689	327,413
Ulta Beauty, Inc.(1)	778	299,903
Williams-Sonoma, Inc.	463	51,370
		$9,096,635
Technology Hardware, Storage & Peripherals — 10.1%
Apple, Inc.	224,925	$30,751,746
NetApp, Inc.	1,162	75,809
Pure Storage, Inc., Class A(1)	2,420	62,218
Seagate Technology Holdings PLC	912	65,154
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.(1)	617	$ 27,660
		$ 30,982,587
Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	88	$ 6,299
Deckers Outdoor Corp.(1)	349	89,117
lululemon Athletica, Inc.(1)	1,680	457,985
NIKE, Inc., Class B	18,328	1,873,122
Tapestry, Inc.	708	21,608
Under Armour, Inc., Class A(1)	1,854	15,444
		$2,463,575
Trading Companies & Distributors — 0.4%
Air Lease Corp.	1,000	$33,430
Beacon Roofing Supply, Inc.(1)	500	25,680
Core & Main, Inc., Class A(1)	1,000	22,300
Fastenal Co.	8,663	432,457
SiteOne Landscape Supply, Inc.(1)	671	79,762
United Rentals, Inc.(1)	858	208,417
W.W. Grainger, Inc.	670	304,468
		$1,106,514
Water Utilities — 0.1%
American Water Works Co., Inc.	905	$134,637
Essential Utilities, Inc.	1,813	83,126
		$217,763
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	6,099	$820,559
		$820,559
Total Common Stocks (identified cost $256,121,352)		$304,525,430

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.7%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(4)	1,522,953	$ 1,522,953
Total Affiliated Fund (identified cost $1,522,953)		$ 1,522,953
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(5)	567,738	$ 567,738
Total Securities Lending Collateral (identified cost $567,738)		$ 567,738
Total Short-Term Investments (identified cost $2,090,691)		$ 2,090,691
Total Investments — 100.2% (identified cost $258,212,043)		$306,616,121
Other Assets, Less Liabilities — (0.2)%		$ (728,496)
Net Assets — 100.0%		$305,887,625

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $902,217 and the total market value of the collateral received by the Fund was $937,983, comprised of cash of $567,738 and U.S. government and/or agencies securities of $370,245.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(5)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at June 30, 2022.
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $1,522,953, which represents 0.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$556,919	$38,770,756	$(39,327,517)	$(102)	$(56)	$ —	$ 363	—
Liquidity Fund	—	54,987,499	(53,464,546)	—	—	1,522,953	2,760	1,522,953
Total				$(102)	$(56)	$1,522,953	$3,123
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$304,525,430(1)	$ —	$ —	$304,525,430
Short-Term Investments:
Affiliated Fund	1,522,953	—	—	1,522,953
Securities Lending Collateral	567,738	—	—	567,738
Total Investments	$306,616,121	$ —	$ —	$306,616,121

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.